Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

10 Property, plant and equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment losses. Historical cost includes expenditures that are directly attributable to the purchase of the items and the costs attributable to bringing the asset to its working condition for its intended use. When parts of an item of property, plant and equipment have different useful lives, those components are accounted for as separate items of property, plant and equipment.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to the Group and they can be measured reliably. The carrying amount of the replaced items or parts are recognized. All other repairs and maintenance costs are charged to the statement of income in the period in which they are incurred.

Depreciation is recognized using the straight-line method over the estimated useful lives of the assets. Assets are depreciated to their residual values. Land and construction in progress is not depreciated.

The Group assesses the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When future undiscounted cash flows of assets are estimated to be insufficient to recover their related carrying value, the Group compares the asset’s estimated future cash flows, discounted to present value using a risk-adjusted discount rate, to its current carrying value and records a provision for impairment as appropriate.

The assets’ residual values and useful lives are reviewed and adjusted, if needed, at the end of each reporting period and the effect of any change in estimates is accounted for prospectively.

Annually, the Group tests the recoverability of its assets that were identified as having any indicator of impairment using the concept of value in use through discounted cash flow models. The tests for recoverability of assets are applied at the end of each fiscal year on December 31, follow by indications of impairment during the year. For the year ended December 31, 2024 the Group recognized impairment in property, plant and equipment in the amount of US$26,414 (U$23,491 and US$3,559 for the year December 31, 2023 and 2022) related to the indirect subsidiary Planterra Foods Company, located at United States, due the closing of its operations

Gains and losses on disposals are determined by comparing the disposal proceeds with the carrying amount and are recognized within the statement of income. The Group’s construction in progress relates to investments for expansion, modernization and adaptation of plants for the purposes of increasing productivity and obtaining new certifications required by the regulatory authorities. When these assets are completed and placed in service, they are transferred to property, plant and equipment and depreciation commences.

As of December 31, 2024 the Group has entered several purchase commitments for machinery and equipment, vehicles and construction in progress in the amount of US$281,548 (US$388,325 as of December 31, 2023).

				Net amount
	Useful life	Cost	Accumulated depreciation	December 31, 2024	December 31, 2023
Buildings	5 to 60 years	6,056,821	(2,074,344)	3,982,477	4,305,145
Land	—	1,069,392	—	1,069,392	1,209,739
Machinery and equipment	3 to 30 years	9,303,273	(5,265,077)	4,038,196	4,310,590
Facilities	10 to 30 years	1,053,308	(370,960)	682,348	764,036
Computer equipment	2 to 15 years	500,079	(312,915)	187,164	166,291
Vehicles (land and air)	3 to 35 years	451,401	(175,819)	275,582	272,663
Construction in progress	—	1,238,785	—	1,238,785	1,636,719
Others	2 to 25 years	758,202	(451,266)	306,936	253,066
		20,431,261	(8,650,381)	11,780,880	12,918,249

Changes in property, plant and equipment:

	Balance at January 1, 2024	Acquired in business combination	Additions net of transfers (1)	Disposals	Depreciation	Exchange rate variation	Balance at December 31, 2024
Buildings	4,305,145	656	389,071	(13,426)	(249,719)	(449,250)	3,982,477
Land	1,209,739	887	44,368	(4,535)	—	(181,067)	1,069,392
Machinery and equipment	4,310,590	1,387	773,330	(26,273)	(651,884)	(368,954)	4,038,196
Facilities	764,036	8	150,793	(483)	(52,546)	(179,460)	682,348
Computer equipment	166,291	12	97,172	(2,952)	(61,550)	(11,809)	187,164
Vehicles (land and air)	272,663	26	100,767	(13,116)	(44,931)	(39,827)	275,582
Construction in progress	1,636,719	826	(209,062)	(4,609)	—	(185,089)	1,238,785
Other	253,066	62	112,978	(1,197)	(42,804)	(15,169)	306,936
	12,918,249	3,864	1,459,417	(66,591)	(1,103,434)	(1,430,625)	11,780,880

	Balance at January 1, 2023	Acquired in business combination (3)	Additions net of transfers (1)	Disposals	Depreciation	Exchange rate variation	Balance at December 31, 2023
Buildings	3,779,963	4	680,142	(32,725)	(263,669)	141,430	4,305,145
Land	1,056,590	—	118,254	(14,345)	—	49,240	1,209,739
Machinery and equipment	3,832,826	10,180	989,430	(37,382)	(610,850)	126,386	4,310,590
Facilities	575,290	—	184,128	(2,783)	(44,024)	51,425	764,036
Computer equipment	116,263	—	90,951	(710)	(44,804)	4,591	166,291
Vehicles (land and air)	214,898	—	99,659	(8,736)	(43,559)	10,401	272,663
Construction in progress	2,124,483	—	(558,747)	(4,046)	—	75,029	1,636,719
Other	215,050	(15)	77,369	(9,105)	(36,973)	6,740	253,066
	11,915,363	10,169	1,681,186	(109,832)	(1,043,879)	465,242	12,918,249
	Balance at January 1, 2022	Acquired in business combination (2)	Additions net of transfers	Disposals	Business combination adjustment	Depreciation	Exchange rate variation	Balance at December 31, 2022
Buildings	3,500,837	120,213	360,757	(3,900)	5	(235,102)	37,154	3,779,964
Land	944,922	81,496	25,770	(5,316)	—	—	9,718	1,056,590
Machinery and equipment	3,569,854	90,861	738,953	(6,308)	75	(569,888)	9,279	3,832,826
Facilities	487,028	854	86,100	(92)	—	(32,225)	33,625	575,290
Computer equipment	121,960	705	39,875	(4,299)	—	(41,298)	(679)	116,264
Vehicles (land and air)	180,960	12,306	61,945	(7,497)	12	(34,571)	1,743	214,898
Construction in progress	1,218,888	4,990	892,255	(980)	—	—	9,330	2,124,483
Other	183,840	6,198	61,123	(1,557)	12	(34,968)	400	215,048
	10,208,289	317,623	2,266,778	(29,949)	104	(948,052)	100,570	11,915,363

(1)	Additions for each category includes transfers from construction in progress during the period.
(2)	Refers to the acquisitions completed during the first half of 2022, such as King’s and Rivalea during the first quarter and, BioTech, during the second quarter.
(3)	Refers to the business combination adjustment of the acquisition of TriOak acquired for the year ended 2022 financial year.

For the year ended December 31, 2024, the amount of capitalized interest added to construction in progress and included in additions was US$27,262 (US$68,164 and US$70,788 for the years ended December 31, 2023 and 2022, respectively). For the year ended December 31, 2024, the capitalization rate used was 9.90% p.a., in Brazil and 4.90% p.a. in the United States (4.40% p.a., in Brazil and 4.40% p.a. in the United States; and 7.05% p.a., in Brazil and 3.70% p.a. in the United States for the year ended December 31, 2023 and 2022, respectively)